NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Notes Payable [Abstract]
NOTES PAYABLE
8. NOTES PAYABLE

In 2011, Hainan Jinpan entered into material purchasing agreement with a supplier in China.  The notes were payable to the supplier and were unsecured, short term and non-interest bearing. As of December 31, 2011 and 2010, the balance of the note payable was RMB 85.8 million and RMB 179.5 million respectively.